Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 82,754	$ 41,443	$ 52,232
Accounts receivable, net	64,556	187,261
Prepaid media costs	16,494	36,709
Amount due from an equity investee	312	276
Other current assets	8,047	24,957
Property and equipment, net	241	1,931
Intangible assets	991	53,713
Right-of-use assets, net	1,292	3,834
Short-term investments	7,011	7,771
Other long-term investments	5,970	12,114
Other non-current assets	7,629	1,663
Total assets	221,782	507,734
Liabilities
Accounts payable	41,728	66,587
Deferred revenue	16,975	22,802	$ 28,199
Lease liabilities	3,531
Bank borrowings	44,283	75,530
Income tax payable	2,040	4,050
Accrued liabilities and other current liabilities	30,539	29,735
Deferred tax liabilities	1,326	13,378
Total liabilities	142,493	216,145
VIE
Assets
Cash and cash equivalents	1,497	2,681
Accounts receivable, net	2,625	3,586
Prepaid media costs	99	1,151
Amount due from an equity investee	8,374	5,879
Other current assets	1,142	1,266
Property and equipment, net		65
Intangible assets		140
Right-of-use assets, net		384
Short-term investments	1,737
Other long-term investments		1,233
Other non-current assets	10
Total assets	15,484	16,385
Liabilities
Accounts payable	2,008	2,262
Deferred revenue	29	88
Lease liabilities	135	384
Bank borrowings	1,590	1,889
Income tax payable	501	575
Amounts due to subsidiaries of the Group	1,060	2,120
Accrued liabilities and other current liabilities	861	1,444
Deferred tax liabilities	64	99
Total liabilities	$ 6,248	$ 8,861